PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .7%
Communication Services : 8 .7%
80,247
Activision Blizzard, Inc.
$ 7,513,527
0 .2
665,506
(1)
Alphabet, Inc. - Class A
87,088,115
2 .1
566,108
(1)
Alphabet, Inc. - Class
C
74,641,340
1 .8
801,905
AT&T, Inc.
12,044,613
0 .3
11,416
(1)
Charter
Communications, Inc.
- Class A
5,020,985
0 .1
461,658  Comcast Corp. - Class
A
20,469,916
0 .5
27,653
Electronic Arts, Inc.
3,329,421
0 .1
28,456
Fox Corp. - Class A
887,827
0.0
14,798
Fox Corp. - Class B
427,366
0.0
43,178  Interpublic Group of
Cos., Inc.
1,237,481
0.0
15,903
(1)
Live Nation
Entertainment, Inc.
1,320,585
0.0
31,323
(1)
Match Group, Inc.
1,227,078
0.0
249,308
(1)
Meta Platforms, Inc.
- Class A
74,844,755
1 .8
49,708
(1)
Netflix, Inc.
18,769,741
0 .5
42,851
News Corp. - Class A
859,591
0.0
13,210
News Corp. - Class B
275,693
0.0
22,162
Omnicom Group, Inc.
1,650,626
0 .1
54,090
(2)
Paramount Global
- Class B
697,761
0.0
17,716
(1)
Take-Two Interactive
Software, Inc.
2,487,149
0 .1
58,064
(1)
T-Mobile US, Inc.
8,131,863
0 .2
471,568  Verizon
Communications, Inc.
15,283,519
0 .4
205,247
(1)
Walt Disney Co.
16,635,269
0 .4
248,796
(1)
Warner Bros
Discovery, Inc.
2,701,925
0 .1
357,546,146
8 .7
Consumer Discretionary : 10 .8%
47,825
(1)
Airbnb, Inc. - Class A
6,562,068
0 .2
1,018,463
(1)
Amazon.com, Inc.
129,467,017
3 .2
31,724
(1)
Aptiv PLC
3,127,669
0 .1
2,037
(1)
AutoZone, Inc.
5,173,960
0 .1
25,754  Bath & Body Works,
Inc.
870,485
0.0
21,784
Best Buy Co., Inc.
1,513,334
0.0
4,004
(1)
Booking Holdings, Inc.
12,348,136
0 .3
26,363
BorgWarner, Inc.
1,064,274
0.0
24,207
(1)
Caesars
Entertainment, Inc.
1,121,994
0.0
17,796
(1)
CarMax, Inc.
1,258,711
0.0
112,981
(1)
Carnival Corp.
1,550,099
0.0
3,095
(1)
Chipotle Mexican Grill,
Inc.
5,669,514
0 .1
13,558  Darden Restaurants,
Inc.
1,941,777
0 .1
24,646
Dollar General Corp.
2,607,547
0 .1
23,389
(1)
Dollar Tree, Inc.
2,489,759
0 .1
3,937
Domino's Pizza, Inc.
1,491,296
0.0
34,152
DR Horton, Inc.
3,670,315
0 .1
59,692
eBay, Inc.
2,631,820
0 .1
13,875
(1)
Etsy, Inc.
896,048
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
15,462
(1)
Expedia Group, Inc.
$ 1,593,668
0.0
440,983
Ford Motor Co.
5,477,009
0 .1
17,214
Garmin Ltd.
1,810,913
0 .1
154,336
General Motors Co.
5,088,458
0 .1
15,753
Genuine Parts Co.
2,274,418
0 .1
14,656
Hasbro, Inc.
969,348
0.0
29,334  Hilton Worldwide
Holdings, Inc.
4,405,380
0 .1
112,773
Home Depot, Inc.
34,075,490
0 .8
36,967  Las Vegas Sands
Corp.
1,694,567
0 .1
28,326
Lennar Corp. - Class A
3,179,027
0 .1
30,012
LKQ Corp.
1,485,894
0.0
65,730
Lowe's Cos., Inc.
13,661,323
0 .3
28,101  Marriott International,
Inc. - Class A
5,523,533
0 .1
81,745
McDonald's Corp.
21,534,903
0 .5
31,487  MGM Resorts
International
1,157,462
0.0
5,945
(1)
Mohawk Industries,
Inc.
510,140
0.0
137,417
NIKE, Inc. - Class B
13,139,814
0 .3
47,712
(1)
Norwegian Cruise Line
Holdings Ltd.
786,294
0.0
366
(1)
NVR, Inc.
2,182,568
0 .1
6,775
(1)
O'Reilly Automotive,
Inc.
6,157,527
0 .2
4,392
Pool Corp.
1,563,991
0.0
24,615
PulteGroup, Inc.
1,822,741
0 .1
4,530
Ralph Lauren Corp.
525,888
0.0
38,211
Ross Stores, Inc.
4,315,932
0 .1
26,436
(1)
Royal Caribbean
Cruises Ltd.
2,435,813
0 .1
128,480
Starbucks Corp.
11,726,370
0 .3
26,074
Tapestry, Inc.
749,627
0.0
51,773
Target Corp.
5,724,541
0 .2
309,744
(1)
Tesla, Inc.
77,504,144
1 .9
128,910
TJX Cos., Inc.
11,457,521
0 .3
12,205
Tractor Supply Co.
2,478,225
0 .1
5,586
(1)
Ulta Beauty, Inc.
2,231,328
0 .1
37,160
VF Corp.
656,617
0.0
6,159
Whirlpool Corp.
823,458
0.0
10,863
Wynn Resorts Ltd.
1,003,850
0.0
31,431
Yum! Brands, Inc.
3,926,989
0 .1
441,110,594
10 .8
Consumer Staples : 6 .2%
199,058
Altria Group, Inc.
8,370,389
0 .2
60,135  Archer-Daniels-
Midland Co.
4,535,382
0 .1
20,574  Brown-Forman Corp.
- Class B
1,186,914
0.0
16,940
Bunge Ltd.
1,833,755
0 .1
22,068
Campbell Soup Co.
906,553
0.0
27,476  Church & Dwight Co.,
Inc.
2,517,626
0 .1
13,906
Clorox Co.
1,822,520
0 .1
436,556
Coca-Cola Co.
24,438,405
0 .6
92,730
Colgate-Palmolive Co.
6,594,030
0 .2
53,645
Conagra Brands, Inc.
1,470,946
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
18,094  Constellation Brands,
Inc. - Class A
$ 4,547,565
0 .1
49,708  Costco Wholesale
Corp.
28,083,032
0 .7
26,009  Estee Lauder Cos.,
Inc. - Class A
3,759,601
0 .1
65,640
General Mills, Inc.
4,200,304
0 .1
16,809
Hershey Co.
3,363,145
0 .1
32,583
Hormel Foods Corp.
1,239,131
0.0
11,453
J M Smucker Co.
1,407,688
0.0
28,916
Kellogg Co.
1,720,791
0.0
193,315
Kenvue, Inc.
3,881,765
0 .1
112,846
Keurig Dr Pepper, Inc.
3,562,548
0 .1
37,950
Kimberly-Clark Corp.
4,586,257
0 .1
89,730
Kraft Heinz Co.
3,018,517
0 .1
73,459
Kroger Co.
3,287,290
0 .1
16,389  Lamb Weston
Holdings, Inc.
1,515,327
0.0
28,215
McCormick & Co., Inc.
2,134,183
0 .1
20,820  Molson Coors
Beverage Co. - Class
B
1,323,944
0.0
152,598  Mondelez International,
Inc. - Class A
10,590,301
0 .3
83,425
(1)
Monster Beverage
Corp.
4,417,354
0 .1
154,411
PepsiCo, Inc.
26,163,400
0 .6
174,127  Philip Morris
International, Inc.
16,120,678
0 .4
264,419
Procter & Gamble Co.
38,568,155
1 .0
56,659
Sysco Corp.
3,742,327
0 .1
32,126  Tyson Foods, Inc.
- Class A
1,622,042
0.0
80,553  Walgreens Boots
Alliance, Inc.
1,791,499
0.0
160,090
Walmart, Inc.
25,603,194
0 .6
253,926,558
6 .2
Energy : 4 .7%
34,466
APA Corp.
1,416,553
0.0
113,253
Baker Hughes Co.
4,000,096
0 .1
199,019
Chevron Corp.
33,558,584
0 .8
134,323
ConocoPhillips
16,091,895
0 .4
84,964
Coterra Energy, Inc.
2,298,276
0 .1
71,867
Devon Energy Corp.
3,428,056
0 .1
20,058  Diamondback Energy,
Inc.
3,106,583
0 .1
65,312
EOG Resources, Inc.
8,278,949
0 .2
40,679
EQT Corp.
1,650,754
0.0
449,039
Exxon Mobil Corp.
52,798,006
1 .3
100,790
Halliburton Co.
4,081,995
0 .1
30,998
Hess Corp.
4,742,694
0 .1
217,442
Kinder Morgan, Inc.
3,605,188
0 .1
67,940
Marathon Oil Corp.
1,817,395
0.0
44,851  Marathon Petroleum
Corp.
6,787,750
0 .2
74,426  Occidental Petroleum
Corp.
4,828,759
0 .1
65,321
ONEOK, Inc.
4,143,311
0 .1
49,948
Phillips 66
6,001,252
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
26,151  Pioneer Natural
Resources Co.
$ 6,002,962
0 .2
159,415
Schlumberger NV
9,293,894
0 .2
25,094
Targa Resources Corp.
2,151,058
0 .1
39,611
Valero Energy Corp.
5,613,275
0 .1
136,446
Williams Cos., Inc.
4,596,866
0 .1
190,294,151
4 .7
Financials : 10 .5%
60,639
Aflac, Inc.
4,654,043
0 .1
29,341
Allstate Corp.
3,268,881
0 .1
65,261
American Express Co.
9,736,289
0 .2
79,854  American International
Group, Inc.
4,839,152
0 .1
11,512  Ameriprise Financial,
Inc.
3,795,276
0 .1
22,756
Aon PLC - Class A
7,377,950
0 .2
41,892
(1)
Arch Capital Group
Ltd.
3,339,211
0 .1
24,094  Arthur J Gallagher &
Co.
5,491,745
0 .1
5,979
Assurant, Inc.
858,465
0.0
775,471
Bank of America Corp.
21,232,396
0 .5
87,356  Bank of New York
Mellon Corp.
3,725,733
0 .1
204,563
(1)
Berkshire Hathaway,
Inc. - Class B
71,658,419
1 .8
15,743
BlackRock, Inc.
10,177,692
0 .3
79,613
Blackstone, Inc.
8,529,737
0 .2
26,482
Brown & Brown, Inc.
1,849,503
0 .1
42,786  Capital One Financial
Corp.
4,152,381
0 .1
11,875  Cboe Global Markets,
Inc.
1,854,994
0 .1
166,795
Charles Schwab Corp.
9,157,045
0 .2
46,072
Chubb Ltd.
9,591,269
0 .2
17,595  Cincinnati Financial
Corp.
1,799,793
0.0
216,006
Citigroup, Inc.
8,884,327
0 .2
52,977  Citizens Financial
Group, Inc.
1,419,784
0.0
40,353
CME Group, Inc.
8,079,478
0 .2
14,811
Comerica, Inc.
615,397
0.0
28,037  Discover Financial
Services
2,428,845
0 .1
4,823
Everest Re Group Ltd.
1,792,564
0.0
4,279  FactSet Research
Systems, Inc.
1,871,036
0 .1
66,457  Fidelity National
Information Services,
Inc.
3,673,078
0 .1
76,570
Fifth Third Bancorp
1,939,518
0 .1
68,381
(1)
Fiserv, Inc.
7,724,318
0 .2
32,114  Franklin Resources,
Inc.
789,362
0.0
29,164
Global Payments, Inc.
3,365,234
0 .1
9,754
Globe Life, Inc.
1,060,552
0.0
36,979  Goldman Sachs
Group, Inc.
11,965,295
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
34,304  Hartford Financial
Services Group, Inc.
$ 2,432,497
0 .1
162,385  Huntington
Bancshares, Inc.
1,688,804
0.0
64,199  Intercontinental
Exchange, Inc.
7,063,174
0 .2
50,322
Invesco Ltd.
730,675
0.0
325,976  JPMorgan Chase &
Co.
47,273,040
1 .2
105,203
KeyCorp
1,131,984
0.0
20,742
Loews Corp.
1,313,176
0.0
18,608
M&T Bank Corp.
2,352,982
0 .1
4,237  MarketAxess Holdings,
Inc.
905,193
0.0
55,407  Marsh & McLennan
Cos., Inc.
10,543,952
0 .3
70,858
MetLife, Inc.
4,457,677
0 .1
17,702
Moody's Corp.
5,596,841
0 .1
143,114
Morgan Stanley
11,688,120
0 .3
8,871
MSCI, Inc.
4,551,533
0 .1
38,091
Nasdaq, Inc.
1,850,842
0 .1
23,220
Northern Trust Corp.
1,613,326
0.0
44,672  PNC Financial
Services Group, Inc.
5,484,381
0 .1
24,944  Principal Financial
Group, Inc.
1,797,714
0.0
65,657
Progressive Corp.
9,146,020
0 .2
40,718  Prudential Financial,
Inc.
3,863,731
0 .1
21,083  Raymond James
Financial, Inc.
2,117,366
0 .1
105,546  Regions Financial
Corp.
1,815,391
0 .1
36,500
S&P Global, Inc.
13,337,465
0 .3
35,742
State Street Corp.
2,393,284
0 .1
46,908
Synchrony Financial
1,433,978
0.0
25,159  T Rowe Price Group,
Inc.
2,638,424
0 .1
25,680
Travelers Cos., Inc.
4,193,801
0 .1
149,408
Truist Financial Corp.
4,274,563
0 .1
174,645
US Bancorp
5,773,764
0 .1
22,587
W. R. Berkley Corp.
1,434,049
0.0
410,406
Wells Fargo & Co.
16,769,189
0 .4
11,758  Willis Towers Watson
PLC
2,456,952
0 .1
16,659
Zions Bancorp NA
581,232
0.0
427,403,882
10 .5
Health Care : 13 .2%
194,655
Abbott Laboratories
18,852,337
0 .5
197,986
AbbVie, Inc.
29,511,793
0 .7
33,132  Agilent Technologies,
Inc.
3,704,820
0 .1
7,984
(1)
Align Technology, Inc.
2,437,675
0 .1
18,700  AmerisourceBergen
Corp.
3,365,439
0 .1
60,000
Amgen, Inc.
16,125,600
0 .4
56,900  Baxter International,
Inc.
2,147,406
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
32,542  Becton Dickinson and
Co.
$ 8,413,083
0 .2
16,245
(1)
Biogen, Inc.
4,175,127
0 .1
2,343
(1)
Bio-Rad Laboratories,
Inc. - Class A
839,848
0.0
17,709
Bio-Techne Corp.
1,205,452
0.0
164,242
(1)
Boston Scientific Corp.
8,671,978
0 .2
234,335  Bristol-Myers Squibb
Co.
13,600,803
0 .3
28,559
Cardinal Health, Inc.
2,479,492
0 .1
20,257
(1)
Catalent, Inc.
922,301
0.0
60,738
(1)
Centene Corp.
4,183,633
0 .1
5,757
(1)
Charles River
Laboratories
International, Inc.
1,128,257
0.0
33,200
Cigna Group
9,497,524
0 .2
5,563
Cooper Cos., Inc.
1,769,090
0.0
144,071
CVS Health Corp.
10,059,037
0 .2
73,711
Danaher Corp.
18,287,699
0 .5
6,040
(1)
DaVita, Inc.
570,961
0.0
23,901  DENTSPLY SIRONA,
Inc.
816,458
0.0
43,508
(1)
Dexcom, Inc.
4,059,296
0 .1
68,190
(1)
Edwards Lifesciences
Corp.
4,724,203
0 .1
26,433
Elevance Health, Inc.
11,509,457
0 .3
89,445
Eli Lilly & Co.
48,043,593
1 .2
43,877  GE HealthCare
Technologies, Inc.
2,985,391
0 .1
139,766
Gilead Sciences, Inc.
10,474,064
0 .3
22,577
HCA Healthcare, Inc.
5,553,491
0 .1
14,648
(1)
Henry Schein, Inc.
1,087,614
0.0
27,475
(1)
Hologic, Inc.
1,906,765
0 .1
13,899
Humana, Inc.
6,762,142
0 .2
9,311
(1)
IDEXX Laboratories,
Inc.
4,071,421
0 .1
17,784
(1)
Illumina, Inc.
2,441,388
0 .1
20,828
(1)
Incyte Corp.
1,203,234
0.0
7,840
(1)
Insulet Corp.
1,250,402
0.0
39,414
(1)
Intuitive Surgical, Inc.
11,520,318
0 .3
20,541
(1)
IQVIA Holdings, Inc.
4,041,442
0 .1
270,107
Johnson & Johnson
42,069,165
1 .0
9,966  Laboratory Corp. of
America Holdings
2,003,664
0 .1
15,132
McKesson Corp.
6,580,150
0 .2
149,316
Medtronic PLC
11,700,402
0 .3
284,634
Merck & Co., Inc.
29,303,070
0 .7
2,453
(1)
Mettler-Toledo
International, Inc.
2,718,096
0 .1
36,877
(1)
Moderna, Inc.
3,809,025
0 .1
6,558
(1)
Molina Healthcare, Inc.
2,150,303
0 .1
28,691
Organon & Co.
498,076
0.0
633,308
Pfizer, Inc.
21,006,826
0 .5
12,599
Quest Diagnostics, Inc.
1,535,314
0.0
11,973
(1)
Regeneron
Pharmaceuticals, Inc.
9,853,300
0 .2
16,481
ResMed, Inc.
2,437,046
0 .1
13,924
Revvity, Inc.
1,541,387
0.0
11,066
STERIS PLC
2,428,102
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
37,914
Stryker Corp.
$ 10,360,759
0 .3
5,284
Teleflex, Inc.
1,037,830
0.0
43,292  Thermo Fisher
Scientific, Inc.
21,913,112
0 .5
103,904  UnitedHealth Group,
Inc.
52,387,358
1 .3
6,970  Universal Health
Services, Inc. - Class B
876,338
0.0
28,951
(1)
Vertex
Pharmaceuticals, Inc.
10,067,421
0 .2
134,873
Viatris, Inc.
1,329,848
0.0
6,640
(1)
Waters Corp.
1,820,754
0.0
8,285  West Pharmaceutical
Services, Inc.
3,108,615
0 .1
23,461  Zimmer Biomet
Holdings, Inc.
2,632,793
0 .1
51,634
Zoetis, Inc.
8,983,283
0 .2
538,552,071
13 .2
Industrials : 8 .1%
61,917
3M Co.
5,796,670
0 .1
14,009
A. O. Smith Corp.
926,415
0.0
14,388
(1)
Alaska Air Group, Inc.
533,507
0.0
9,893
Allegion PLC
1,030,851
0.0
73,437
(1)
American Airlines
Group, Inc.
940,728
0.0
25,879
AMETEK, Inc.
3,823,881
0 .1
46,213  Automatic Data
Processing, Inc.
11,117,924
0 .3
7,895
(1)
Axon Enterprise, Inc.
1,571,026
0.0
63,610
(1)
Boeing Co.
12,192,765
0 .3
93,907
Carrier Global Corp.
5,183,666
0 .1
57,223
Caterpillar, Inc.
15,621,879
0 .4
17,439
(1)
Ceridian HCM Holding,
Inc.
1,183,236
0.0
13,098  CH Robinson
Worldwide, Inc.
1,128,131
0.0
9,701
Cintas Corp.
4,666,278
0 .1
97,469
(1)
Copart, Inc.
4,199,939
0 .1
45,803
(1)
CoStar Group, Inc.
3,521,793
0 .1
225,050
CSX Corp.
6,920,287
0 .2
15,889
Cummins, Inc.
3,630,001
0 .1
30,585
Deere & Co.
11,542,167
0 .3
72,296
Delta Air Lines, Inc.
2,674,952
0 .1
15,731
Dover Corp.
2,194,632
0 .1
44,756
Eaton Corp. PLC
9,545,560
0 .2
64,105
Emerson Electric Co.
6,190,620
0 .2
13,786
Equifax, Inc.
2,525,319
0 .1
16,590  Expeditors
International of
Washington, Inc.
1,901,712
0 .1
64,087
Fastenal Co.
3,501,714
0 .1
25,955
FedEx Corp.
6,875,999
0 .2
39,487
Fortive Corp.
2,928,356
0 .1
6,996
(1)
Generac Holdings, Inc.
762,284
0.0
25,304  General Dynamics
Corp.
5,591,425
0 .1
122,084
General Electric Co.
13,496,386
0 .3
74,477  Honeywell
International, Inc.
13,758,881
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
43,926  Howmet Aerospace,
Inc.
$ 2,031,577
0 .1
4,487  Huntington Ingalls
Industries, Inc.
917,950
0.0
8,501
IDEX Corp.
1,768,378
0 .1
30,866
Illinois Tool Works, Inc.
7,108,748
0 .2
45,362
Ingersoll Rand, Inc.
2,890,467
0 .1
14,124
Jacobs Solutions, Inc.
1,927,926
0 .1
9,158  JB Hunt Transport
Services, Inc.
1,726,466
0.0
76,312  Johnson Controls
International PLC
4,060,562
0 .1
21,215  L3Harris Technologies,
Inc.
3,693,956
0 .1
15,429
Leidos Holdings, Inc.
1,421,937
0.0
25,141
Lockheed Martin Corp.
10,281,663
0 .3
25,319
Masco Corp.
1,353,301
0.0
6,055
Nordson Corp.
1,351,294
0.0
25,464
Norfolk Southern Corp.
5,014,625
0 .1
15,953  Northrop Grumman
Corp.
7,022,351
0 .2
10,050  Old Dominion Freight
Line, Inc.
4,111,857
0 .1
46,186
Otis Worldwide Corp.
3,709,198
0 .1
58,643
PACCAR, Inc.
4,985,828
0 .1
14,391
Parker-Hannifin Corp.
5,605,582
0 .1
18,554
Pentair PLC
1,201,371
0.0
16,287
Quanta Services, Inc.
3,046,809
0 .1
163,265  Raytheon Technologies
Corp.
11,750,182
0 .3
23,064
Republic Services, Inc.
3,286,851
0 .1
12,011  Robert Half
International, Inc.
880,166
0.0
12,884  Rockwell Automation,
Inc.
3,683,149
0 .1
31,493
Rollins, Inc.
1,175,634
0.0
5,954
Snap-on, Inc.
1,518,627
0.0
66,937
Southwest Airlines Co.
1,811,985
0 .1
17,226  Stanley Black &
Decker, Inc.
1,439,749
0.0
22,218
Textron, Inc.
1,736,114
0.0
25,619  Trane Technologies
PLC
5,198,351
0 .1
6,190
(1)
TransDigm Group, Inc.
5,218,975
0 .1
68,363
Union Pacific Corp.
13,920,758
0 .3
36,892
(1)
United Airlines
Holdings, Inc.
1,560,532
0.0
81,130  United Parcel Service,
Inc. - Class B
12,645,733
0 .3
7,659
United Rentals, Inc.
3,404,962
0 .1
16,287
Verisk Analytics, Inc.
3,847,641
0 .1
41,346  Waste Management,
Inc.
6,302,784
0 .2
20,093  Westinghouse Air
Brake Technologies
Corp.
2,135,283
0 .1
4,992
WW Grainger, Inc.
3,453,665
0 .1
26,914
Xylem, Inc.
2,449,981
0 .1
330,131,952
8 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 29 .5%
70,756  Accenture PLC - Class
A
$ 21,729,875
0 .5
51,127
(1)
Adobe, Inc.
26,069,657
0 .6
181,141
(1)
Advanced Micro
Devices, Inc.
18,624,918
0 .5
17,050
(1)
Akamai Technologies,
Inc.
1,816,507
0 .1
66,964  Amphenol Corp.
- Class A
5,624,306
0 .1
56,244
Analog Devices, Inc.
9,847,762
0 .2
9,748
(1)
ANSYS, Inc.
2,900,517
0 .1
1,648,473
Apple, Inc.
282,235,062
6 .9
94,195
Applied Materials, Inc.
13,041,298
0 .3
28,089
(1)
Arista Networks, Inc.
5,166,410
0 .1
23,974
(1)
Autodesk, Inc.
4,960,460
0 .1
46,291
Broadcom, Inc.
38,448,379
0 .9
13,271  Broadridge Financial
Solutions, Inc.
2,376,173
0 .1
30,487
(1)
Cadence Design
Systems, Inc.
7,143,104
0 .2
15,036
CDW Corp.
3,033,663
0 .1
457,100
Cisco Systems, Inc.
24,573,696
0 .6
56,651  Cognizant Technology
Solutions Corp. - Class
A
3,837,539
0 .1
86,064
Corning, Inc.
2,622,370
0 .1
23,014
(1)
DXC Technology Co.
479,382
0.0
15,295
(1)
Enphase Energy, Inc.
1,837,694
0 .1
6,514
(1)
EPAM Systems, Inc.
1,665,565
0.0
6,652
(1)
F5, Inc.
1,071,903
0.0
2,788
(1)
Fair Isaac Corp.
2,421,462
0 .1
11,983
(1)
First Solar, Inc.
1,936,333
0 .1
8,305
(1)
FleetCor Technologies,
Inc.
2,120,599
0 .1
73,116
(1)
Fortinet, Inc.
4,290,447
0 .1
8,842
(1)
Gartner, Inc.
3,038,200
0 .1
63,119
Gen Digital, Inc.
1,115,944
0.0
144,870  Hewlett Packard
Enterprise Co.
2,516,392
0 .1
97,513
HP, Inc.
2,506,084
0 .1
469,174
Intel Corp.
16,679,136
0 .4
102,141  International Business
Machines Corp.
14,330,382
0 .4
31,414
Intuit, Inc.
16,050,669
0 .4
8,197  Jack Henry &
Associates, Inc.
1,238,895
0.0
36,174
Juniper Networks, Inc.
1,005,275
0.0
20,038
(1)
Keysight Technologies,
Inc.
2,651,228
0 .1
15,336
KLA Corp.
7,034,010
0 .2
14,952
Lam Research Corp.
9,371,465
0 .2
93,327  Mastercard, Inc.
- Class A
36,949,093
0 .9
61,058  Microchip Technology,
Inc.
4,765,577
0 .1
122,860  Micron Technology,
Inc.
8,358,166
0 .2
833,398
Microsoft Corp.
263,145,419
6 .4
5,359  Monolithic Power
Systems, Inc.
2,475,858
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
18,735  Motorola Solutions,
Inc.
$ 5,100,416
0 .1
23,647
NetApp, Inc.
1,794,334
0 .1
277,060
NVIDIA Corp.
120,518,329
3 .0
28,918  NXP Semiconductors
NV
5,781,287
0 .1
48,405
(1)
ON Semiconductor
Corp.
4,499,245
0 .1
176,586
Oracle Corp.
18,703,989
0 .5
34,308
(1)
Palo Alto Networks,
Inc.
8,043,168
0 .2
35,994
Paychex, Inc.
4,151,188
0 .1
5,468
Paycom Software, Inc.
1,417,688
0.0
123,167
(1)
PayPal Holdings, Inc.
7,200,343
0 .2
13,330
(1)
PTC, Inc.
1,888,594
0 .1
10,983
(1)
Qorvo, Inc.
1,048,547
0.0
125,182
Qualcomm, Inc.
13,902,713
0 .3
11,970  Roper Technologies,
Inc.
5,796,832
0 .1
109,254
(1)
Salesforce, Inc.
22,154,526
0 .5
21,663  Seagate Technology
Holdings PLC
1,428,675
0.0
22,883
(1)
ServiceNow, Inc.
12,790,682
0 .3
17,903  Skyworks Solutions,
Inc.
1,765,057
0.0
6,338
(1)
SolarEdge
Technologies, Inc.
820,834
0.0
17,068
(1)
Synopsys, Inc.
7,833,700
0 .2
35,215
TE Connectivity Ltd.
4,350,109
0 .1
5,292
(1)
Teledyne Technologies,
Inc.
2,162,205
0 .1
17,276
Teradyne, Inc.
1,735,547
0.0
101,847
Texas Instruments, Inc.
16,194,691
0 .4
27,868
(1)
Trimble, Inc.
1,500,971
0.0
4,716
(1)
Tyler Technologies,
Inc.
1,821,036
0 .1
10,065
(1)
VeriSign, Inc.
2,038,464
0 .1
180,234
Visa, Inc. - Class A
41,455,622
1 .0
35,988
(1)
Western Digital Corp.
1,642,132
0.0
5,759
(1)
Zebra Technologies
Corp. - Class A
1,362,176
0.0
1,204,009,974
29 .5
Materials : 2 .4%
24,918  Air Products and
Chemicals, Inc.
7,061,761
0 .2
13,163
Albemarle Corp.
2,238,237
0 .1
165,515
Amcor PLC
1,516,117
0.0
9,039
Avery Dennison Corp.
1,651,154
0.0
35,382
Ball Corp.
1,761,316
0.0
11,258
Celanese Corp.
1,413,104
0.0
21,643  CF Industries
Holdings, Inc.
1,855,671
0.0
79,614
Corteva, Inc.
4,073,052
0 .1
78,864
Dow, Inc.
4,066,228
0 .1
51,493  DuPont de Nemours,
Inc.
3,840,863
0 .1
13,298
Eastman Chemical Co.
1,020,223
0.0
28,455
Ecolab, Inc.
4,820,277
0 .1
14,065
FMC Corp.
941,933
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
160,811  Freeport-McMoRan,
Inc.
$ 5,996,642
0 .2
28,694  International Flavors &
Fragrances, Inc.
1,956,070
0 .1
38,811
International Paper Co.
1,376,626
0.0
54,733
Linde PLC
20,379,833
0 .5
28,539  LyondellBasell
Industries NV - Class A
2,702,643
0 .1
6,933  Martin Marietta
Materials, Inc.
2,845,858
0 .1
37,357
Mosaic Co.
1,329,909
0.0
89,145
Newmont Corp.
3,293,908
0 .1
27,899
Nucor Corp.
4,362,009
0 .1
10,116  Packaging Corp. of
America
1,553,312
0.0
26,418
PPG Industries, Inc.
3,429,056
0 .1
16,241
Sealed Air Corp.
533,679
0.0
26,398
Sherwin-Williams Co.
6,732,810
0 .2
17,465
Steel Dynamics, Inc.
1,872,597
0 .1
14,904
Vulcan Materials Co.
3,010,906
0 .1
28,811
Westrock Co.
1,031,434
0.0
98,667,228
2 .4
Real Estate : 2 .2%
17,468  Alexandria Real Estate
Equities, Inc.
1,748,547
0.0
52,289
American Tower Corp.
8,598,926
0 .2
15,930  AvalonBay
Communities, Inc.
2,735,818
0 .1
16,054
Boston Properties, Inc.
954,892
0.0
12,009
Camden Property Trust
1,135,811
0.0
34,755
(1)
CBRE Group, Inc.
- Class A
2,567,004
0 .1
48,646
Crown Castle, Inc.
4,476,891
0 .1
33,955  Digital Realty Trust,
Inc.
4,109,234
0 .1
10,495
Equinix, Inc.
7,622,099
0 .2
38,359
Equity Residential
2,252,057
0 .1
7,220  Essex Property Trust,
Inc.
1,531,290
0.0
23,699  Extra Space Storage,
Inc.
2,881,324
0 .1
8,252  Federal Realty
Investment Trust
747,879
0.0
61,529  Healthpeak Properties,
Inc.
1,129,673
0.0
80,004  Host Hotels & Resorts,
Inc.
1,285,664
0.0
64,525
Invitation Homes, Inc.
2,044,797
0 .1
32,803
Iron Mountain, Inc.
1,950,138
0 .1
69,728
Kimco Realty Corp.
1,226,516
0.0
13,122  Mid-America
Apartment
Communities, Inc.
1,688,145
0.0
103,630
Prologis, Inc.
11,628,322
0 .3
17,750
Public Storage
4,677,480
0 .1
79,505
Realty Income Corp.
3,970,480
0 .1
18,483  Regency Centers
Corp.
1,098,630
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
12,157  SBA Communications
Corp.
$ 2,433,467
0 .1
36,701  Simon Property Group,
Inc.
3,964,809
0 .1
34,001
UDR, Inc.
1,212,816
0.0
45,000
Ventas, Inc.
1,895,850
0.0
112,962
VICI Properties, Inc.
3,287,194
0 .1
58,186
Welltower, Inc.
4,766,597
0 .1
81,968
Weyerhaeuser Co.
2,513,139
0 .1
92,135,489
2 .2
Utilities : 2 .4%
75,290
AES Corp.
1,144,408
0.0
28,277
Alliant Energy Corp.
1,370,021
0.0
29,540
Ameren Corp.
2,210,478
0 .1
57,787  American Electric
Power Co., Inc.
4,346,738
0 .1
21,836  American Water Works
Co., Inc.
2,703,952
0 .1
16,653
Atmos Energy Corp.
1,764,052
0.0
70,981  CenterPoint Energy,
Inc.
1,905,840
0.0
32,807
CMS Energy Corp.
1,742,380
0.0
38,690  Consolidated Edison,
Inc.
3,309,156
0 .1
36,073  Constellation Energy
Corp.
3,934,843
0 .1
93,861
Dominion Energy, Inc.
4,192,771
0 .1
23,184
DTE Energy Co.
2,301,707
0 .1
86,450
Duke Energy Corp.
7,630,077
0 .2
42,994
Edison International
2,721,090
0 .1
23,719
Entergy Corp.
2,194,007
0 .1
25,836
Evergy, Inc.
1,309,885
0.0
39,239
Eversource Energy
2,281,748
0 .1
111,634
Exelon Corp.
4,218,649
0 .1
57,883
FirstEnergy Corp.
1,978,441
0 .1
227,000
NextEra Energy, Inc.
13,004,830
0 .3
46,463
NiSource, Inc.
1,146,707
0.0
25,700
NRG Energy, Inc.
989,964
0.0
234,575
(1)
PG&E Corp.
3,783,695
0 .1
12,740  Pinnacle West Capital
Corp.
938,683
0.0
82,909
PPL Corp.
1,953,336
0.0
55,985  Public Service
Enterprise Group, Inc.
3,186,106
0 .1
70,589
Sempra Energy
4,802,170
0 .1
122,327
Southern Co.
7,917,003
0 .2
35,382  WEC Energy Group,
Inc.
2,850,020
0 .1
61,907
Xcel Energy, Inc.
3,542,319
0 .1
97,375,076
2 .4
Total Common Stock
(Cost $2,945,479,986)
4,031,153,121
98 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .1%
Repurchase Agreements : 0.0%
397,427
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $397,603,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market
Value plus accrued
interest $405,376, due
08/01/28-07/01/53)
$ 397,427
0.0
163,498
(3)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $163,570,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $166,768, due
10/02/23)
163,498
0.0
Total Repurchase
Agreements
(Cost $560,925)
560,925
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .1%
46,128,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $46,128,000) $ 46,128,000 1 .1
Total Short-Term
Investments
(Cost $46,688,925)
46,688,925
1 .1
Total Investments in
Securities
(Cost $2,992,168,911) $ 4,077,842,046 99 .8
Assets in Excess of
Other Liabilities 6,149,014 0.2
Net Assets $ 4,083,991,060 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya U.S. Stock Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 4,031,153,121 $ — $ — $ 4,031,153,121
Short-Term Investments 46,128,000 560,925 — 46,688,925
Total Investments, at fair value $ 4,077,281,121 $ 560,925 $ — $ 4,077,842,046
Liabilities Table
Other Financial Instruments+
Futures $ (2,205,959) $ — $ — $ (2,205,959)
Total Liabilities $ (2,205,959) $ — $ — $ (2,205,959)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 239 12/15/23 $ 51,689,725 $ (2,205,959)
$ 51,689,725 $ (2,205,959)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,241,762,249
Gross Unrealized Depreciation (156,089,114)
Net Unrealized Appreciation $ 1,085,673,135